Columbia Funds Series Trust II

225 Franklin Street

Boston, MA 02110

July 19, 2018

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust II (the Registrant)

Columbia Large Cap Value Fund

(formerly known as Columbia Diversified Equity Income Fund)

Columbia Quality Income Fund

(formerly known as Columbia U.S. Government Mortgage Fund)

Post-Effective Amendment No. 183

File No. 333-131683 /811-21852

Dear Mr. Cowan:

Enclosed for filing on behalf of the Registrant is Post-Effective Amendment No. 183 to the registration statement of the Registrant on Form N-1A (the Amendment) under Rule 485(a)(1) of the Securities Act of 1933. The purpose of the Amendment is to update Funds’ prospectuses and Statement of Additional Information (SAI) to reflect changes to principal investment strategies and principal risks.

Registrant respectfully requests selective review of this Amendment in accordance with SEC Release No. IC-13768 (Feb. 15, 1984). This selective review request is made because all sections of the prospectuses and SAI, except for Principal Investment Strategies, Principal Risks and Primary Service Providers – The Investment Manager (Portfolio Managers subsection) of the prospectuses are identical or substantially similar to those found in prior filings by the Registrant.

No fees are required in connection with this Amendment filing.

If you have any questions, please contact either me at (212) 850-1703 or Patrick Gannon at (617) 385-9534.

Sincerely,
/s/ Joseph D’Alessandro
Joseph D’Alessandro
Assistant Secretary
Columbia Funds Series Trust II